Basis of Presentation and summary of significant accounting policies	12 Months Ended
Sep. 30, 2021
Basis of Presentation and summary of significant accounting policies
Basis of Presentation and summary of significant accounting policies
2.	Basis of Presentation and summary of significant accounting policies

Basis of accounting

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The consolidated financial statements were authorized for issue by the Board of Directors on January 26, 2022.

The consolidated financial statements, which are presented in US dollars, have been prepared under the historical cost convention, as modified by the measurement at fair values of certain financial assets and financial liabilities.

Basis of measurement

These consolidated financial statements have been prepared on a going concern basis that assumes that the Company will continue its operations for the foreseeable future and be able to realize its assets and discharge its liabilities and commitments in the normal course of operation.

Principles of consolidation

These consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All intercompany transactions have been eliminated. The Company’s consolidated entities, their functional currencies and ownership percentages are as follows:

100 W. Commercial Street, LLC	USD	100%
Acadia Medical Supply, Inc.	USD	100%
Black Bear Medical, Inc.	USD	100%
Black Bear Medical Group, Inc.	USD	100%
Black Bear Medical NH, Inc.	USD	100%
Care Medical Atlanta, LLC	USD	100%
Care Medical of Athens, Inc.	USD	100%
Care Medical of Augusta, LLC	USD	100%
Care Medical of Gainesville, LLC	USD	100%
Care Medical Partners, LLC	USD	100%
Care Medical Savannah, LLC	USD	100%
Central Oxygen, Inc.	USD	100%
Coastal Med-Tech Corp.	USD	100%
Cooley Medical Equipment, Inc.	USD	100%
Health Technology Resources, L.L.C.	USD	100%
Legacy Oxygen and Home Care Equipment, LLC	USD	100%
Mayhugh Drugs, Inc.	USD	100%
Med Supply Center	USD	100%
Medical West Healthcare	USD	100%
Oxygen Plus, Inc.	USD	100%
Patient Aids, Inc.	USD	100%
Patient Home Monitoring, Inc - discontinued	USD	100%
PHM Logistics Corporation	USD	100%
PHM Services, Inc.	USD	100%
Resource Medical, Inc.	USD	100%
Resource Medical Group Charleston, LLC	USD	100%
Resource Medical Group, LLC	USD	100%
Riverside Medical, Inc.	USD	100%
Semo Drugs - Care Plus of Mo, Inc.	USD	100%
Sleepwell, LLC	USD	100%
Tuscan, Inc.	USD	100%
West Home Healthcare, Inc.	USD	100%

Critical accounting estimates

The preparation of financial statements in conformity with IFRS requires management to make certain estimates, judgments, and assumptions concerning the future. The Company’s management reviews these estimates, judgments, and assumptions on an ongoing basis, based on experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. Revisions to estimates are adjusted prospectively in the period in which the estimates are revised.

Estimates where management has made subjective judgments and where there is significant risk of material adjustments to assets and liabilities in future accounting periods include fair value measurements for financial instruments and share-based transactions, useful lives and impairment of non-financial assets (property and equipment and intangible assets), provision for expected credit losses, fair value measurements for assets and liabilities acquired in business acquisition, and calculation of deferred taxes.

The following are the key estimate and assumption uncertainties that have a significant risk of resulting in a material adjustment within the next financial year:

a) Revenue recognition

Revenues are billed to and collections are received from both third-party insurers and patients. Because of continuing changes in the health care industry and third-party reimbursement, the consideration receivable from these insurance companies is variable as these billings can be challenged by the payer. Therefore, the amount billed by the Company is reduced by an estimate of the amount that the Company believes is an allowable charge to be ultimately allowed by the insurance contract. The above estimate involves significant judgment including an analysis of past collections and historical modification rates. Management regularly reviews the actual claims approved by the insurance companies, adjusting estimated revenue as required.

Rental of medical equipment

The Company rents medical equipment to customers for a fixed monthly amount on a month-to-month basis. The customer generally has the right to cancel the lease at any time during the rental period. The Company considers these rentals to be operating leases. Under IFRS 16 - “Leases”, the Company recognizes rental revenue on operating leases on a straight-line basis over the contractual lease term, resulting in deferred revenue for the portion of the monthly rent that is after the consolidated statement of financial position date. The term begins on the date products are delivered to patients, and revenues are recorded at amounts estimated to be received under reimbursement arrangements with third-party payors, including Medicare, private commercial payors, and Medicaid. Certain customer co-payments are included in revenue when payment is considered probable.

Due to the nature of the industry and the reimbursement environment in which the Company operates, certain estimates are required to record net revenue and accounts receivable at their net realizable values. Inherent in these estimates is the risk that they will have to be revised or updated as additional information becomes available. Specifically, the complexity of many third-party billing arrangements and the uncertainty of reimbursement amounts for certain services from certain payors may result in adjustments to amounts originally recorded. Such adjustments are typically identified and recorded at the point of cash application or claim denial.

Sales of medical equipment and supplies

The Company sells equipment, replacement parts, and supplies to customers and recognizes revenue based on contractual payment rates as determined by the payors at the point in time where control of the good or service is transferred through delivery to the customer. The payors are generally charged at the time that the product is sold.

The transaction price on equipment sales is the amount that the Company expects to receive in exchange for the goods and services provided. Due to the nature of the industry, gross charges are retail charges and generally do not reflect what the Company is ultimately paid. As such, the transaction price is constrained for the difference between the gross charge and what is estimated to be collected from payors and from patients. The transaction price therefore is predominantly based on contractual payment rates as determined by the payors. The Company does not generally contract with uninsured customers but does offer point-of-sale payments at retail outlets. The payment terms and conditions of customer contracts vary by customer type and the products and services offered.

The Company determines its estimates of contractual allowances and discounts based upon contractual agreements and historical experience. While the rates are fixed for the product or service with the customer and the payors, such amounts typically include co-payments, co-insurance, and deductibles, which vary in amounts, and are due from secondary insurance providers and/or the patient. The Company includes in the transaction price only the amount that the Company expects to be entitled, which is substantially all of the payor billings at contractual rates.

Due to the nature of the industry and the reimbursement environment in which the Company operates, certain estimates are required to record net revenue and accounts receivable at their net realizable values. Inherent in these estimates is the risk that they will have to be revised or updated as additional information becomes available. Specifically, the complexity of many third-party billing arrangements and the uncertainty of reimbursement amounts for certain services from certain payors may result in adjustments to amounts originally recorded. Such adjustments are typically identified and recorded at the point of claim approval or denial.

Returns and refunds are not accepted on equipment sales. The Company does not offer warranties to customers in excess of the manufacturer’s warranty. Any taxes due upon sale of the products or services are not recognized as revenue. The Company does not have any partially or unfilled performance obligations related to contracts with customers and as such, the Company has no contract liabilities as of September 30, 2021, relating to sale of medical equipment and supplies.

b) Valuation of accounts receivable

The measurement of expected credit losses considers information about past events and current conditions. Forward looking macro-economic factors are incorporated into the risk parameters, such as unemployment rates, inflation, and interest rates. Significant judgments are made in order to incorporate forward-looking information into the estimation of allowances and may result in changes to the provision from period to period which may significantly affect our results of operations.

The Company estimates that a certain portion of receivables from customers may not be collected and maintains an allowance for doubtful accounts. The Company evaluates the net realizable value of accounts receivable as of the date of the consolidated balance sheets. Specifically, the Company considers historical realization data, including current and historical cash collections, accounts receivable aging trends, other operating trends, and relevant business conditions. Because of continuing changes in the health care industry and third-party reimbursement, it is possible that the estimates could change, which could have a material impact on the operations and cash flows. If circumstances related to certain customers change or actual results differ from expectations, our estimate of the recoverability of receivables could fluctuate from that provided for in our consolidated financial statements. A change in estimate could impact bad debt expense and accounts receivable.

c) Valuation of inventories

Inventory is recorded at the lower of cost or market. Inventory is expensed through cost of inventory sold when shipped to customers or transferred to property and equipment when rented to customers. The Company estimates that a certain portion of inventory purchased may be excess, obsolete, or non-saleable. The Company maintains a provision for obsolescence for these items. Valuation of the inventory was assessed at year-end, and all inventory items which more than two years are old and not supported by recent sales were provided for 40% in accordance with Company’s policy.

d) Convertible debentures

In accordance with the substance of the contractual arrangement, convertible debentures are compound financial instruments that are accounted for separately by their components: a financial liability and an equity instrument. The identification of convertible debenture components is based on interpretations of the substance of the contractual arrangement and therefore requires judgment from management. The separation of the components affects the initial recognition of the convertible debenture at issuance and the subsequent recognition of interest on the liability component. The determination of the fair value of the liability is also based on a number of assumptions, including contractual future cash flows, discount factors, and the presence of any derivative financial instruments.

e) Property and equipment

Property and equipment is stated at cost less accumulated depreciation. Major renewals and improvements are charged to the property accounts, while maintenance, and repairs which do not extend the useful life of the respective assets, are expensed as incurred. Depreciation is computed using the straight-line method over the estimated useful lives of the respective assets.

The estimated useful lives of the assets are as follows:

Description	Estimated Useful Life
Rental equipment	1-5 years
Computer equipment	3-5 years
Office furniture and fixtures	5-10 years
Leasehold improvements	Life of lease (1-7 years)
Right-of-use vehicles	5 years
Right of use real estate leases	Life of lease (1-6 years)

Depreciation of rental equipment commences once it has been deployed to a patient’s address and put in use. Property and equipment and other non-current assets with definite useful lives are tested for impairment whenever events or changes in circumstances indicate that their carrying amount may not be recoverable.

f) Intangible assets

The Company has recorded various intangible assets consisting primarily of non-compete agreements, trademarks, customer contracts and customer relationships. Non-compete agreements are the value associated with the non-compete agreements entered by the sellers of purchased companies. Trademarks are the purchase price allocation for the value associated with the trade name of the acquired company. Customer contracts are comprised of the purchase price allocation of the present value of expected future customer billings based on the statistical life of a customer. Customer relationships are the value given in the purchase price allocation to the long-term associations with referral sources such as doctors, medical centers, etc. Finite life intangible assets are amortized on a straight-line basis over the estimated useful lives of the related assets as follows:

Description	Estimated Useful Life
Non-compete agreements	5 Years
Trademarks	10 Years
Customer contracts	2 Years
Customer relationships	10 Years

Gains or losses arising from de-recognition of an intangible asset are measured as the difference between the net disposal proceeds and the carrying amount of the asset and are recognized in the Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) when the asset is derecognized.

The Company reviews the estimates for useful lives on an annual basis, or more frequently if events during the year indicate that a change may be required, with consideration given to technological obsolescence and other relevant business factors. A change in management’s estimate could impact depreciation/amortization expense and the carrying value of property and equipment and intangible assets.

g) Share based payments and warrants

The amounts used to estimate fair values of stock options and warrants issued are based on estimates of future volatility of the Company’s share price, expected lives of the options and warrants, expected dividends to be paid by the Company and other relevant assumptions. By their nature, these estimates are subject to measurement uncertainty and the effect of changes in such estimates on the consolidated financial statements of future periods could be significant.

h) Income taxes

Significant judgment is required in determining the provision for future income taxes. There are many transactions and calculations undertaken during the ordinary course of business for which the ultimate tax determination is uncertain.  The Company recognizes liabilities and contingencies for anticipated tax audit issues based on the Company’s current understanding of the tax law.  For matters where it is probable that an adjustment will be made, the Company records its best estimate of the tax liability including the related interest and penalties in the current tax provision. Management believes they have adequately provided for the probable outcome of these matters; however, the final outcome may result in a materially different outcome than the amount included in the tax liabilities.

In addition, the Company recognizes deferred tax assets relating to tax losses carried forward to the extent there are sufficient taxable temporary differences (deferred tax liabilities) relating to the same taxation authority and the same taxable entity against which the unused tax losses can be utilized.  Utilization of the tax losses depends on the ability of the taxable entity to satisfy certain tests at the time the losses are recouped.

i) Lease liabilities

Estimate of lease term

When the Company recognizes a lease, it assesses the lease term based on the conditions of the lease and determines whether it will extend the lease at the end of the lease contract or exercise an early termination option. As it is not reasonably certain that the extension or early termination options will be exercised, the Company determined that the term of its leases are the lesser of original lease term or the life of the leased asset. This significant estimate could affect future results if the Company extends the lease or exercises an early termination option.

Incremental borrowing rate

When the Company recognizes a lease, the future lease payments are discounted using the Company’s incremental borrowing rate. This significant estimate impacts the carrying amount of the lease liabilities and the interest expense recorded on the consolidated statement of loss and comprehensive loss.

Critical Accounting Judgements

The following are the critical judgments, apart from those involving estimations, that have been made in the process of applying the Company's accounting policies and that have the most significant effect on the amounts recognized in the consolidated financial statements.

a) Functional currency

The consolidated financial statements of the Company are presented in US dollars, which is the Company’s functional currency. Determined using management’s judgment that the primary economic environment in which it will derive its revenue and expenses incurred to generate those revenues is the United States. Management has exercised judgment in selecting the functional currency of each of the entities that it consolidates based on the primary economic environment in which the entity operates and in reference to the various indicators including the currency that primarily influences or determines the selling prices of goods and services and the cost of production, including labor, material and other costs and the currency whose competitive forces and regulations mainly determine selling prices.

b) Business combinations

In accordance with IFRS 3 – Business Combinations (“IFRS 3”), a transaction is recorded as a business combination if the significant assets, liabilities, or activities in addition to property and related mortgage debt assumed constitute a business. A business is defined as an integrated set of activities and assets, capable of being conducted and managed for the purpose of providing a return, lower costs, or other economic benefits. Where there are no such integrated activities, the transaction is treated as an asset acquisition. The estimation of the fair value of the assets and liabilities acquired in an acquisition is subject to judgement concerning estimating market values and predicting future events. These values are uncertain and can materially impact the carrying value of the acquired assets and the amount allocated to goodwill.

c) Recognition and initial measurement

The Company recognizes financial assets when it becomes party to the contractual provisions of the instrument. Financial assets are measured initially at their fair value plus, in the case of financial assets not subsequently measured at fair value through profit or loss, transaction costs that are directly attributable to their acquisition. Transaction costs attributable to the acquisition of financial assets subsequently measured at fair value through profit or loss are expensed in the consolidated statement of loss and comprehensive loss when incurred.

d) Goodwill impairment

Management has evaluated the recoverable amount for its cash generating unit and applied judgment in the discount rate and other underlying assumptions used in impairment analysis of goodwill.

The Company has ten CGUs with goodwill and reviews the value in use versus the carrying value both in total and for each of the individual assets. The recoverable amount of the CGU was estimated based on an assessment of value in use using a discounted cash flow approach. The approach uses cash flow projections based upon a financial forecast approved by management, covering a five-year period. Cash flows for the years thereafter are extrapolated using the estimated terminal growth rate. The risk premiums expected by market participants related to uncertainties about the industry and assumptions relating to future cash flows may differ or change quickly, depending on economic conditions and other events.

e) Segment reporting

International Financial Reporting Standards 8 (“IFRS 8”) requires operating segments to be determined based on the Company’s internal reporting to the Chief Operating Decision Maker (‘CODM’). The CODM has been determined to be the Company’s Chief Executive Officer as he is primarily responsible for the allocation of resources and the assessment of performance. The Company has only one reportable operating segment.

f) Identification of cash-generating unit “CGU”

For the purposes of impairment testing, assets are grouped at the lowest levels of integrated assets that generate identifiable cash inflows that are largely independent of the cash inflows of other assets or groups of assets, termed as a CGU. The allocation of assets into a CGU requires significant judgment and interpretations with respect to the integration between assets, the existence of active markets, similar exposure to market risks, shared infrastructures and the way in which management monitors the operations.

g) Loss per share

Basic loss per share is computed by dividing the net loss available to common shareholders by the weighted average number of shares outstanding during the reporting period. Diluted loss per share is computed similarly to basic loss per share except that the weighted average number of shares outstanding is increased to include additional shares for the assumed exercise of stock options and warrants, if dilutive. The average number of shares is calculated by assuming that outstanding conversions were exercised and that the proceeds from such exercises were used to acquire common shares at the average market price during the reporting period. For the years ended September 30, 2021 and 2020, potentially dilutive common shares issuable upon the exercise of conversion option related to convertible debentures, warrants and options were not included in the computation of loss per share because their effect was anti-dilutive.

h) Foreign currency transactions

Transactions in foreign currencies are initially recorded by the Company’s entities in their respective functional currency at the foreign currency spot rate or the rate realized in the transaction. Monetary items are translated at the foreign currency spot rate as of the reporting date. Exchange differences from monetary items are recognized in profit or loss. Non-monetary items that are not carried at fair value are translated using the exchange rates at the date of the initial transaction. Non-monetary items measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value is determined. The assets and liabilities of foreign operations are translated into $ at the rate of exchange prevailing at the reporting date and their statements of operations are translated at the weighted average monthly rates of exchange. The exchange differences arising on the translation are recognized in other comprehensive income. On disposal of a foreign operation, the component of other comprehensive income relating to that foreign operation is recognized in the statement of loss and comprehensive loss.

Discontinued operations

An operation is qualified as discontinued when it represents a separate major line of business and the Company has sold the asset. Discontinued operations are presented on a single line of the statement of loss and comprehensive loss for the periods reported, comprising the earnings after tax of discontinued operations until divestiture and the gain or loss after tax on sale or fair value measurement, less costs to sell the assets and liabilities making up the discontinued operations are presented on one separate line of the statement of consolidated cash flows for the periods presented.

IFRS 16, Leases

Effective October 1, 2019, the Company adopted IFRS 16. IFRS 16 eliminates the distinction between operating and finance leases from the perspective of the lessee. All contracts that meet the definition of a lease will be recorded in the statement of financial position with a “right of use” asset and a corresponding liability at the present value of the future lease payments using the lessee’s incremental borrowing rate of 8%.

The Company elected to adopt IFRS 16 using the modified retrospective approach. Under this approach, the Company will not restate its comparative figures, but will recognize the cumulative effect of adopting IFRS 16 as an adjustment to opening statement of financial position, with the recognition of $2,603,000 of right of use assets and finance lease obligations on October 1, 2019. On the consolidated statement of income, the impact of the adoption of IFRS 16 is to increase depreciation expense and interest expense and decrease other operating expenses.

The Company elected to apply the practical expedient to exclude recognition of right of use assets and lease liabilities for real estate, computer equipment, and office furniture leases under 12 months in duration or for which the lease term ends within 12 months of initial application for leases, and for low-value assets. The Company also elected to apply IFRS 16 only to the contracts that were previously identified as leases. Contracts that were not identified as leases under IAS 17 Leases were not  reassessed for whether a lease exists.

Financial instruments

Fair value measurement

Financial instruments carried at fair value on the consolidated statements of financial position are classified using a fair value hierarchy that reflects the significance of the inputs used in making the measurements. The fair value hierarchy has the following levels:

Level 1 – Where financial instruments are traded in active financial markets; fair value is determined by reference to the appropriate quoted market price at the reporting date. Active markets are those in which transactions occur in significant frequency and volume to provide pricing information on an ongoing basis;

Level 2 – If there is no active market, fair value is established using valuation techniques, including discounted cash flow models. The inputs to these models are taken from observable market data where possible, including recent arm’s length market transaction and comparisons to the current fair value of similar instruments, but where this is not feasible, inputs such as liquidity risk, credit risk and volatility are used; and

Level 3 – In this level, fair value determinations are made with inputs other than observable market data.

Cash is classified as Level 1. The warrant derivative financial liability has been valued using level 3 inputs from the fair value hierarchy. The convertible debentures have been valued using Level 1 inputs.

Financial instrument risk exposure

The Company’s activities expose it to a variety of financial risks: market risk (including credit risk, liquidity risk and interest rate risk), credit risk, and liquidity risk. These risks arise from the normal course of operations and all transactions are undertaken to support the Company’s ability to continue as a going concern. Risk management is carried out by management under policies promulgated by the Board of Directors. The Company’s overall risk management program seeks to minimize potential adverse effects on the Company’s financial performance.

Credit risk

Credit risk is the risk that one party to a financial instrument will fail to discharge an obligation and cause the other party to incur a financial loss. Financial instruments that potentially subject the Company to credit risk are primarily cash and accounts receivable. Each subsidiary places its cash with one major financial institution. At times, the cash in the financial institution is temporarily more than the amount insured by the Federal Deposit Insurance Corporation. Substantially all accounts receivable is due under fee-for-service contracts from third party payors, such as insurance companies and government-sponsored healthcare programs, or directly from patients. Receivables generally are collected within industry norms for third-party payors. The Company continuously monitors collections from its clients and maintains an allowance for bad debts based upon any specific payor collection issues that are identified and historical experience. The expected loss rates are based on the historical loss rates and are adjusted to reflect current and forward-looking information on macroeconomic factors affecting the ability of the customers to settle the receivables, such as the unemployment rate of the states in which it conducts business. Trade receivables are written off where there is no reasonable expectation of recovery. Indicators that there is no reasonable expectation of recovery include, among others, a failure to make contractual payments after multiple collection efforts, including third party collection agencies.

As of September 30, 2021, the Company has approximately 9% of the Company’s receivables that are due from Medicare. As this is a federal health insurance program in the United States, there is nominal credit risk associated with these balances.

Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they become due. The Company’s approach in managing liquidity is to ensure, to the extent possible, that it will have sufficient liquidity to meet its liabilities when due by continuously monitoring actual and budgeted cash flows and monitoring financial market conditions for signs of weakness.

As of September 30, 2021, the Company faces no material liquidity risk and can meet all its current financial obligations as they become due and payable. The Company has $32,737,000 of liabilities that are due within one year but has $57,233,000 of current assets to meet those obligations.

Interest rate risk

Interest rate risk is the risk that the future cash flows of a financial instrument will fluctuate because of changes in market interest rates. Interest rate risk is limited to potential decreases on the interest rate offered on cash and cash equivalents held with Chartered Canadian and registered US financial institutions. The Company considers this risk to be immaterial. The interest on the debenture and equipment loans is not subject to cash flow interest rate risk as these instruments bear interest at fixed rates.